Business and Basis of Presentation Effect of Change in Accounting Policy (table) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income taxes	$ 252	$ 43
Net income attributable to OneMain Holdings, Inc.	$ 137	$ 2
Basic (in dollars per share)	$ 1.02	$ 0.01
Earnings Per Share, Diluted	$ 1.01	$ 0.01
Stockholders' Equity Attributable to Parent	$ 2,970		$ 2,809	$ 2,061
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income taxes	275	$ 38
Net income attributable to OneMain Holdings, Inc.	$ 153	$ 0
Basic (in dollars per share)	$ 1.14	$ 0.00
Earnings Per Share, Diluted	$ 1.13	$ 0.00
Stockholders' Equity Attributable to Parent	$ 2,928		$ 2,751	$ 2,025